Commitments and Contingencies (Details 2) (USD $) In Millions, unless otherwise specified		6 Months Ended
	Dec. 31, 2013 Predecessor	Jun. 30, 2014 Asset Value Guarantees guarantee	Jun. 30, 2013 Asset Value Guarantees Predecessor guarantee
Guarantees
Number of guarantee obligations		10
Number of guarantee obligations exercised		3
Total reserves, carrying balance of guarantees	$ 128.7	$ 133.5
Maximum aggregate potential commitment under guarantees		316.6
Provision for losses on asset value guarantees			$ 6.6
Number of reserves for guarantee obligations			2